Consolidation of Subsidiaries - Summary of Consolidated Financial Statements of Group include the Subsidiaries (Details))	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dlocal Group Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Malta
Principal activities	Holding Company
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Malta
Principal activities	Payments provider
% of equity interest held by Dlocal	99.999%	99.999%
Dlocal LLP
Disclosure of subsidiaries [line items]
Country of incorporation	United Kingdom
Principal activities	Payments provider
% of equity interest held by Dlocal	99.999%	99.999%
Dlocal Corp LLP
Disclosure of subsidiaries [line items]
Country of incorporation	United Kingdom
Principal activities	Payments provider
% of equity interest held by Dlocal	99.99%	99.99%
Dlocal Inc.
Disclosure of subsidiaries [line items]
Country of incorporation	United States of America
Principal activities	Holding Company
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal PTE Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Principal activities	Holding Company
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Technologies S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Service provider
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Markets Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Malta
Principal activities	Holding Company
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Israel Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Israel
Principal activities	Service provider
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Brasil Instituicao de Pagamento S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Demerge Brasil Facilitadora de Pagamentos Ltda.
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Brasil Holding Financeira
Disclosure of subsidiaries [line items]
Country of incorporation	Brazil
Principal activities	Holding Company
% of equity interest held by Dlocal	100.00%
Dlocal Argentina S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Demerge Argentina S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Service provider
% of equity interest held by Dlocal	100.00%
Demerge Mexico S.A. de C.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Mexico
Principal activities	Collection agent
% of equity interest held by Dlocal	99.999%	99.999%
Dlocal Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Mexico
Principal activities	Collection agent
% of equity interest held by Dlocal	99.999%	99.999%
Dlocal Technologies Mexico S.A. DE C.V.
Disclosure of subsidiaries [line items]
Country of incorporation	Mexico
Principal activities	Service provider
% of equity interest held by Dlocal	100.00%
Dlocal Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation	Chile
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Demerge Chile SPA
Disclosure of subsidiaries [line items]
Country of incorporation	Chile
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%
Pagos y Servicios Limitada
Disclosure of subsidiaries [line items]
Country of incorporation	Chile
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation	Colombia
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Demerge Colombia S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation	Colombia
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
W-Collect S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation	Colombia
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%
BH Collect S.A.S.
Disclosure of subsidiaries [line items]
Country of incorporation	Colombia
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%
Demerge Peru S.A.C.
Disclosure of subsidiaries [line items]
Country of incorporation	Peru
Principal activities	Collection agent
% of equity interest held by Dlocal	99.00%	99.00%
Depansum Solutions Private Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Principal activities	Collection agent
% of equity interest held by Dlocal	99.00%	99.00%
Dlocal Uruguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Uruguay
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Demerege Ecuador S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Ecuador
Principal activities	Collection agent
% of equity interest held by Dlocal	0.15%	0.15%
PT Dlocal Solutions Indonesia
Disclosure of subsidiaries [line items]
Country of incorporation	Indonesia
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
DLocal Bangladesh Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Bangladesh
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Egypt LLC
Disclosure of subsidiaries [line items]
Country of incorporation	Egypt
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
DLocal Morocco SARL AU
Disclosure of subsidiaries [line items]
Country of incorporation	Morocco
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Demerge Nigeria Limited
Disclosure of subsidiaries [line items]
Country of incorporation	Nigeria
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Panama S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Panama
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%	100.00%
Dlocal Paraguay S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Paraguay
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%
Demerge Republica Dominicana SAS
Disclosure of subsidiaries [line items]
Country of incorporation	República Dominicana
Principal activities	Collection agent
% of equity interest held by Dlocal	99.99%
Depansum PTY Limited
Disclosure of subsidiaries [line items]
Country of incorporation	South Africa
Principal activities	Collection agent
% of equity interest held by Dlocal	100.00%
Dlocal India Pvt Limited
Disclosure of subsidiaries [line items]
Country of incorporation	India
Principal activities	Collection agent
% of equity interest held by Dlocal	99.99%
Dlocal Services Arg S.A.
Disclosure of subsidiaries [line items]
Country of incorporation	Argentina
Principal activities	Service provider
% of equity interest held by Dlocal	100.00%